DEBT	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
DEBT

NOTE 5 – DEBT

The Company’s debt is comprised of the following:

	December 31,
	2024	2023
Finance Agreement - insurance premiums	$0	$98,809

During the normal course of business, the Company enters into short-term finance agreements for their insurance premiums. The agreement bears interest at 14.3% per annum for year ending December 31, 2024 and 2023, respectively. Interest expense incurred for the year ended December 31, 2024 and 2023 are $5,372 and $8,131, respectively. The Company did not finance its premiums for 2024.